Securities Joint Ventures With Morgan Stanley (Narrative) (Details) (MUFG [Member], JPY ¥) In Billions, unless otherwise specified	Apr. 22, 2011	May 01, 2010
MUMSS [Member]
Investments in and Advances to Affiliates [Line Items]
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.		¥ 127
Amount of capital surplus related to MUFG Group		21
MUFG, percentage of economic and voting rights interests in the joint venture		60.00%
MUFG, percentage of original interest in joint venture		100.00%
Morgan Stanley, percentage of economic and voting rights interests in the joint venture		40.00%
MUFG, amount of capital contribution to MUMSS	30
MUFG, a change in ownership interest of MUMSS from capital surplus to noncontrolling interests	¥ 12
MUFG, percentage of economic interest in the joint venture	60.00%
Morgan Stanley, percentage share of the increase in the net asset value of MUMSS	40.00%
MSMS [Member]
Investments in and Advances to Affiliates [Line Items]
Morgan Stanley, percentage of economic interest in the joint venture		40.00%
MUFG, percentage of voting rights interest in the joint venture		49.00%
Morgan Stanley, percentage of voting rights interest in the joint venture		51.00%
MUFG, percentage of economic interest in the joint venture		60.00%